Annual Total Returns- Vanguard Real Estate Index Fund (Investor) [BarChart] - Investor - Vanguard Real Estate Index Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	8.47%	17.53%	2.31%	30.13%	2.22%	8.34%	4.83%	(6.11%)	28.78%	(4.78%)